Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock	As of June 30, 2024, the Class A common stock reflected in the balance sheets is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(2,978,500)
Issuance costs allocated to Class A common stock	(6,432,257)
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	15,095,840
Redemption of Class A common stock subject to redemption	(100,078,879)
Class A common stock subject to possible redemption as of December 31, 2023	20,606,204
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	170,032
Redemption of Class A common stock subject to redemption	(2,964,667)
Reclassification of Public Shares upon purchase by Holder and forfeiture of redemption rights	(15,504,910)
Class A common stock subject to possible redemption as of March 31, 2024	$2,306,659
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	152,567
Reclassification of Public Shares upon purchase by Holder and forfeiture of redemption rights	(273,624)
Class A common stock subject to possible redemption as of June 30, 2024	$2,185,602
As of December 31, 2023, the Class A common stock reflected in the balance sheets is reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(2,978,500)
Issuance costs allocated to Class A common stock	(6,432,257)
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	13,120,621
Class A common stock subject to possible redemption as of December 31, 2022	118,709,864
Plus:
Accretion of Class A common stock subject to redemption to redemption amount	1,975,219
Redemption of Class A common stock subject to redemption	(100,078,879)
Class A common stock subject to possible redemption as of December 31, 2023	$20,606,204

Schedule of Basic and Diluted Net Income Per Share	The following table reflects the calculation of basic and diluted net (loss) income per share:
	For the three months ended June 30, 2024		For the three months ended June 30, 2023		For the six months ended June 30, 2024		For the six months ended June 30, 2023
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic net (loss) income per share
Numerator:
Net (loss) income	$(308,266)	$—	$171,888	$24,898	$(600,812)	$—	$655,535	$154,584
Denominator:
Basic weighted average shares outstanding	5,216,290	1	8,288,366	1,200,550	5,270,356	1	8,621,878	2,033,149
Basic net (loss) income per share	$(0.06)	$(0.06)	$0.02	$0.02	$(0.11)	$(0.11)	$0.08	$0.08

Diluted net (loss) income per share
Numerator:
Net (loss) income	$(308,266)	$—	$171,888	$24,898	$(600,812)	$—	$655,535	$154,584
Denominator:
Diluted weighted average shares outstanding	5,486,290	1	8,288,366	1,200,550	5,486,180	1	8,621,878	2,033,149
Diluted net (loss) income per share	$(0.06)	$(0.06)	$0.02	$0.02	$(0.11)	$(0.11)	$0.08	$0.08
The following table reflects the calculation of basic and diluted net income per share:
	For the year ended December 31, 2023		For the period from March 11, 2022 (inception) through December 31, 2022
	Class A	Class B	Class A	Class B
Basic net income per share:
Numerator:
Net income	$301,052	$38,715	$381,031	$171,782
Denominator:
Basic weighted average shares outstanding	7,840,002	1,008,220	5,951,288	2,683,051
Basic net income per share	$0.04	$0.04	$0.06	$0.06

Diluted net income per share:
Numerator:
Net income	$301,313	$38,454	$381,031	$171,782
Denominator:
Diluted weighted average shares outstanding	7,900,002	1,008,220	5,951,288	2,683,051
Diluted net income per share	$0.04	$0.04	$0.06	$0.06